Filed Pursuant to Rule 497(e)
                                               Registration File No.: 333-67926


            SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                     ADVANTAGE ADVISERS MULTI-SECTOR FUND I

                           200 Park Avenue, 24th Floor
                            New York, New York 10166
                                 (212) 667-4225


Supplement dated November 17, 2003 to the Statement of Additional Information ("SAI") dated October 23, 2003.


The following updates and revises certain information provided in the SAI:


1. The following information is an addition to the information appearing in the table under "Independent Trustees" on page S-10 of the SAI:

Independent Trustees

                                                                                                         (5)
                                  (3)                                                                 Number of
                      (2)       Term of                                                               Portfolios        (6)
                  Position(s)   Office/                                                                   in           Other
       (1)           Held      Length of                             (4)                             Fund Complex   Directorships
  Name, Address    with the      Time                        Principal Occupation(s)                  Overseen by     Held by
     and Age         Fund       Served                      During Past 5 Years                         Trustee       Trustee
     -------         ----       ------                      -------------------                         -------       -------
                                           Mr. Becker is currently a private investor in real estate
Lawrence Becker                            investment management concerns. From  February 2000
c/o Oppenheimer                            through June 2003, he was Vice President -
Asset Management                           Controller/Treasurer for National Financial Partners,
Inc.,  200 Park              Indefinite/   which specializes in financial services distribution.
Ave, 24th Fl.,               Since         Prior to that, he was a  Managing Director -
New York, NY                 October       Controller/Treasurer of Oppenheimer Capital and its Quest                See column
10166             Trustee    29,           for Value Funds (Oppenheimer Capital is not affiliated           11          (4)
Age 48                       2003          with Oppenheimer Asset Management Inc.).   Mr. Becker is
                                           a licensed CPA.


2. The following information is an addition to the information appearing in the table under "Compensation Table" on page S-11 of the SAI:

Compensation Table


                                            Pension or
                                       Retirement Benefits     Estimated Annual              Total Compensation
                       Compensation     Accrued as Part of      Benefits Upon         from Oppenheimer Asset Management
Name of Trustee         From Fund         Fund Expenses           Retirement                  Registered Funds
---------------         ---------         -------------           ----------                  ----------------
Lawrence Becker             $0                  0                     0                             $7700


3. The following information is an addition to the information appearing in the table under "Equity Securities Owned by Independent Trustees" on page S-11 of the SAI:

Equity Securities Owned by Independent Trustees

                                                                             Aggregate Dollar Range of Equity
                                       Dollar Range of                     Securities in All Funds Overseen or
                                      Equity Securities                        to be Overseen by Trustee in
Name of Trustee                          in the Fund                         Family of Investment Companies
---------------                          -----------                         ------------------------------
Lawrence Becker                              None                                          None


4. The following paragraph replaces the last paragraph of the "Independent Trustees" section of the SAI on page S-11:

     The Board has formed an Audit Committee, consisting of the Independent Trustees, which meets semi-annually at a minimum, and may meet more frequently as needed. Mr. Becker has been appointed as Chairman of the Audit Committee and the Board has determined that he is an "audit committee financial expert." The functions of the Audit Committee are: (i) to oversee the Fund's accounting and financial reporting policies and practices, its internal controls and, as the Audit Committee may deem necessary or appropriate, the internal controls of certain service providers; (ii) to oversee the quality and objectivity of the Fund's financial statements and the independent audit thereof; and (iii) to the extent there are Trustees who are not members of the Audit Committee, to act as a liaison between the Fund's independent auditors and the Board. The Board has formed a standing nominating committee composed of the Independent Trustees.